Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Home sales									$ 1,646,274	$ 1,218,430	$ 870,596
Land and lot sales									47,660	52,261	192,489
Other operations									9,682	4,021	7,221
Total revenues	635,001	477,920	342,563	248,132	487,493	323,866	267,837	195,516	1,703,616	1,274,712	1,070,306
Expenses:
Cost of home sales									1,316,470	948,561	690,578
Cost of land and lot sales									37,560	38,052	116,143
Other operations									3,324	2,854	5,214
Impairments and lot option abandonments	1,391	552	104	468	344,203	549	203	493	2,515	345,448	3,591
Sales and marketing									103,600	94,521	78,022
General and administrative									82,373	74,244	75,583
Restructuring charges									10,543	10,938	2,460
Total expenses									1,556,385	1,514,618	971,591
Income (loss) from operations									147,231	(239,906)	98,715
Equity in (loss) income of unconsolidated entities									(288)	2	2,490
Transaction expenses									(17,960)
Other income (expense), net									(1,019)	2,450	(1,576)
Income (loss) from continuing operations before taxes									127,964	(237,454)	99,629
(Provision) benefit for income taxes									(43,767)	86,161	(38,910)
Income (loss) from continuing operations	41,426	10,965	24,225	7,581	(179,620)	19,941	8,441	(55)	84,197	(151,293)	60,719
Discontinued operations, net of income taxes					1,454	218	(23)	189		1,838	762
Net income (loss)	$ 41,426	$ 10,965	$ 24,225	$ 7,581	$ (178,166)	$ 20,159	$ 8,418	$ 134	$ 84,197	$ (149,455)	$ 61,481
Basic
Continuing operations	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.38)	$ 0.15	$ 0.06		$ 0.58	$ (1.17)	$ 0.47
Discontinued operations					$ 0.01	$ 0.01				$ 0.02
Net earnings (loss) per share	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.37)	$ 0.16	$ 0.06		$ 0.58	$ (1.15)	$ 0.47
Diluted
Continuing operations	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.38)	$ 0.15	$ 0.06		$ 0.58	$ (1.17)	$ 0.47
Discontinued operations					$ 0.01					$ 0.02
Net earnings (loss) per share	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.37)	$ 0.15	$ 0.06		$ 0.58	$ (1.15)	$ 0.47
Weighted average shares outstanding
Basic									145,044,351	129,700,000	129,700,000
Diluted									145,531,289	129,700,000	129,700,000